Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2025
Other Non-Current Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES

10. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	$	$
		Unaudited
Amounts due to landlord for Lease Termination (Note i)	—	500
Total	—	500

(Note i) On July 15, 2024, Art Block Investors, LLC filed an unlawful detainer action against NewSchool in the San Diego Superior Court, seeking possession of the premises and $2.26 million in unpaid rent and common area maintenance fees.

In June 2025, the Group entered into a settlement agreement with the landlord, resulting in a gain of $1.5 million, which mainly represented the amount of remaining lease liabilities deducting the payable amount agreed in settlement agreement, netting of right-of-use assets at the settlement date. According to the settlement agreement, the Group is required to pay $1.0 million within three days after the signing of the agreement. Starting from May 2025, the Group shall make additional payments of $1.0 million in installments over the following two years.